Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – Related Party Transactions

Office Lease -
A non-employee director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $34,000, $68,000 $35,000 and $72,000 plus VAT during the three and six months ended June 30, 2019 and 2018, respectively (see Note 6).

Consulting -
 A director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $25,000, $50,000 $18,000 and $36,000 during the three and six months ended June 30, 2019 and 2018, respectively, relating to these consulting services.